Trade and other Payables - Summary of Trade and Other Current Payables (Detail) - CLP ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Trade And Other Payables [Line Items]
Trade and other payables, current	$ 1,464,491,965	$ 1,743,892,909
Trade and other payables non-current	595,534,857	308,308,862
Electricity Distribution Segment [Member]
Trade And Other Payables [Line Items]
Trade and other payables non-current	595,066,548	308,013,985
Energy suppliers [Member]
Trade And Other Payables [Line Items]
Trade and other payables, current	296,463,374	504,236,945
Trade and other payables non-current	595,066,548	308,013,985
Fuel and gas suppliers [Member]
Trade And Other Payables [Line Items]
Trade and other payables, current	255,565,802	236,836,190
Payables for goods and services [Member]
Trade And Other Payables [Line Items]
Trade and other payables, current	360,701,265	354,236,627
Trade and other payables non-current	290,572	487
Payable For Assets Acquisition [Member]
Trade And Other Payables [Line Items]
Trade and other payables, current	411,906,974	443,512,746
Trade and other payables non-current	165,073	161,040
Subtotal Trade Payables [Member]
Trade And Other Payables [Line Items]
Trade and other payables, current	1,324,637,415	1,538,822,508
Trade and other payables non-current	595,522,193	308,175,512
Dividends payable to third parties [Member]
Trade And Other Payables [Line Items]
Trade and other payables, current	80,661,541	150,050,339
Accounts payables to employees [Member]
Trade And Other Payables [Line Items]
Trade and other payables, current	46,238,848	43,184,467
Other payables [Member]
Trade And Other Payables [Line Items]
Trade and other payables, current	12,954,161	11,835,595
Trade and other payables non-current	12,664	133,350
Subtotal Other Payables [Member]
Trade And Other Payables [Line Items]
Trade and other payables, current	139,854,550	205,070,401
Trade and other payables non-current	12,664	133,350
Energy Purchases [Member]
Trade And Other Payables [Line Items]
Trade and other payables non-current	$ 595,066,548	$ 308,013,985